Consolidated Balance Sheets (Parenthetical) - USD ($)	Oct. 31, 2020	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Dec. 31, 2018
Discount on convertible debentures	$ 581,599
Preferred stock, shares authorized	6,500,000		6,500,000			6,500,000
Preferred stock, shares issued	3,890,327		3,890,327
Preferred stock, shares outstanding	3,890,327		3,890,327
Common stock, par value	$ 0.001		$ 0.001			$ 0.001
Common stock, shares authorized	500,000,000		500,000,000			500,000,000
Common stock, shares issued	20,721,535		20,011,091			179,292
Common stock, shares outstanding	20,721,535		20,011,091			179,292
Series A Preferred Stock
Preferred stock, shares authorized	2,200,000		2,200,000			2,200,000
Preferred stock, shares issued	208,704		208,704
Preferred stock, shares outstanding	208,704		208,704
Series B Preferred Stock
Preferred stock, shares authorized	4,300,000		4,300,000			4,300,000
Preferred stock, shares issued	3,681,623		3,681,623
Preferred stock, shares outstanding	3,681,623		3,681,623
FAT SHARK HOLDINGS
Preferred stock, shares authorized		700,000		700,000	700,000		700,000
Preferred stock, shares issued		700,000		700,000	700,000		700,000
Preferred stock, shares outstanding		700,000		700,000	700,000		700,000
Common stock, shares authorized		500,000,000		500,000,000	500,000,000		500,000,000
Common stock, shares issued							300,000
Common stock, shares outstanding							300,000